Share-Based Compensation - Exercise Prices (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding at end of year (in shares)	1,412,940	340,492
Wgtd. Avg. Remaining Contractual Life	8 years 8 months 28 days
Wgtd. Avg. Exercise Price (in dollars per share)	$ 7.13	$ 24.38
Options exercisable (in shares)	256,013
Wgtd. Avg. Exercise Price (usd per share)	$ 24.11
$0.00-$2.49
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit	0
Exercise price range, upper range limit	$ 2.49
Outstanding at end of year (in shares)	66,373
Wgtd. Avg. Remaining Contractual Life	9 years 2 months 13 days
Wgtd. Avg. Exercise Price (in dollars per share)	$ 2.37
Options exercisable (in shares)
Wgtd. Avg. Exercise Price (usd per share)	$ 0.00
$2.50-$3.49
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit	2.50
Exercise price range, upper range limit	$ 3.49
Outstanding at end of year (in shares)	878,833
Wgtd. Avg. Remaining Contractual Life	9 years 8 months 26 days
Wgtd. Avg. Exercise Price (in dollars per share)	$ 3.17
Options exercisable (in shares)
Wgtd. Avg. Exercise Price (usd per share)	$ 0.00
$3.50-$4.99
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit	3.50
Exercise price range, upper range limit	$ 4.99
Outstanding at end of year (in shares)	206,769
Wgtd. Avg. Remaining Contractual Life	9 years 4 months 18 days
Wgtd. Avg. Exercise Price (in dollars per share)	$ 4.26
Options exercisable (in shares)
Wgtd. Avg. Exercise Price (usd per share)	$ 0.00
$15.00-$30.32
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit	15.00
Exercise price range, upper range limit	$ 30.32
Outstanding at end of year (in shares)	260,965
Wgtd. Avg. Remaining Contractual Life	4 years 9 months 8 days
Wgtd. Avg. Exercise Price (in dollars per share)	$ 23.94
Options exercisable (in shares)	256,013
Wgtd. Avg. Exercise Price (usd per share)	$ 24.11